REDEEMABLE SHARES - Redemption value (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
REDEEMABLE SHARES
Redemption Value	¥ 4,179,400
Re-designate ordinary shares to preferred shares	0
Series A+
REDEEMABLE SHARES
Redemption Value	53,514
Series B
REDEEMABLE SHARES
Redemption Value	157,050
Series B+
REDEEMABLE SHARES
Redemption Value	110,451
Series C-1
REDEEMABLE SHARES
Redemption Value	226,775
Series C-2
REDEEMABLE SHARES
Redemption Value	324,984
Series C-3
REDEEMABLE SHARES
Redemption Value	292,483
Series C+
REDEEMABLE SHARES
Redemption Value	83,599
Series D
REDEEMABLE SHARES
Redemption Value	¥ 2,930,544